Victory RS Partners Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MCL [Member] | Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MCL [Member] | Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
MCL [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	2.71%	11.24%	11.06%
MCL [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.43%	8.90%	8.40%
MCL [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.55%	8.41%	8.16%